Average Annual Total Returns			12 Months Ended	38 Months Ended	60 Months Ended	66 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	139 Months Ended
		Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
American Funds Global Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			16.93%		9.85%					7.16%	9.68%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			19.72%		10.33%					7.36%	9.86%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			19.92%		10.48%	6.80%
Performance Inception Date		Jul. 13, 2018
American Funds Global Growth Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			22.15%		10.33%					7.14%	9.66%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			22.06%		10.28%					7.31%	9.81%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			23.73%		10.89%					7.49%	9.94%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			24.10%		11.15%					7.77%	10.22%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			24.39%		11.45%					8.05%	10.50%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.12%		10.53%					7.07%
American Funds Global Growth Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.76%		9.07%					6.36%
American Funds Global Growth Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			24.58%		11.57%		10.04%
Performance Inception Date		Jan. 27, 2017
American Funds Global Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			24.33%		11.37%					7.98%	10.43%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			24.43%	7.42%
Performance Inception Date		Oct. 30, 2020
American Funds Global Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			24.48%	7.49%
Performance Inception Date		Oct. 30, 2020
American Funds Global Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			24.47%	7.50%
Performance Inception Date		Oct. 30, 2020
American Funds Global Growth Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			23.31%		10.44%					7.03%	9.46%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			23.23%		10.37%					6.99%	9.43%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			23.75%		10.85%					7.46%	9.91%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			24.12%		11.19%					7.80%	10.25%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			24.49%		11.52%					8.11%	10.56%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			24.56%		11.56%					8.17%	10.60%
Performance Inception Date		May 18, 2012
American Funds Global Growth Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			23.55%		10.68%				7.46%
Performance Inception Date		Aug. 29, 2014
American Funds Global Growth Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			24.37%		11.41%			9.22%
Performance Inception Date		Nov. 20, 2015
American Funds Global Growth Portfolio | MSCI® All Country World Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.20%		11.72%					7.93%	10.04%
American Funds Growth Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			21.31%		10.89%					8.51%	10.99%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			24.13%		11.37%					8.71%	11.17%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			24.39%		11.53%	7.83%
Performance Inception Date		Jul. 13, 2018
American Funds Growth Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			26.76%		11.38%					8.48%	10.96%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			26.68%		11.33%					8.66%	11.12%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			28.43%		11.93%					8.84%	11.24%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			28.77%		12.22%					9.12%	11.53%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			29.12%		12.51%					9.41%	11.82%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.58%		11.24%					8.24%
American Funds Growth Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.65%		9.85%					7.45%
American Funds Growth Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			29.19%		12.63%		10.86%
Performance Inception Date		Jan. 27, 2017
American Funds Growth Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			29.00%		12.42%					9.33%	11.74%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			29.08%	9.32%
Performance Inception Date		Oct. 30, 2020
American Funds Growth Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			29.09%	9.39%
Performance Inception Date		Oct. 30, 2020
American Funds Growth Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			29.14%	9.43%
Performance Inception Date		Oct. 30, 2020
American Funds Growth Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			27.82%		11.40%					8.33%	10.72%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			27.82%		11.41%					8.33%	10.73%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			28.37%		11.90%					8.81%	11.21%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			28.80%		12.25%					9.15%	11.56%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			29.17%		12.56%					9.46%	11.88%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			29.20%		12.61%					9.52%	11.92%
Performance Inception Date		May 18, 2012
American Funds Growth Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			28.24%		11.73%				8.66%
Performance Inception Date		Aug. 29, 2014
American Funds Growth Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			29.03%		12.46%			10.35%
Performance Inception Date		Nov. 20, 2015
American Funds Growth Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%					12.03%	14.04%
American Funds Growth Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		7.08%					3.83%	6.15%
American Funds Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			11.94%		9.21%					7.14%	8.92%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			14.54%		9.67%					7.33%	9.09%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			14.69%		9.80%	7.08%
Performance Inception Date		Jul. 13, 2018
American Funds Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			16.85%		9.68%					7.12%	8.90%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			16.80%		9.63%					7.30%	9.05%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			18.36%		10.21%					7.46%	9.16%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			18.70%		10.47%					7.73%	9.44%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.05%		10.75%					8.01%	9.72%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.10%		9.44%					6.80%
American Funds Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.77%		8.37%					6.24%
American Funds Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.13%		10.87%		9.13%
Performance Inception Date		Jan. 27, 2017
American Funds Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			18.92%		10.68%					7.93%	9.64%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.03%	9.49%
Performance Inception Date		Oct. 30, 2020
American Funds Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			19.06%	9.56%
Performance Inception Date		Oct. 30, 2020
American Funds Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			19.08%	9.58%
Performance Inception Date		Oct. 30, 2020
American Funds Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			17.82%		9.66%					6.94%	8.64%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			17.86%		9.69%					6.95%	8.65%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			18.33%		10.15%					7.42%	9.12%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			18.67%		10.48%					7.75%	9.47%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			19.06%		10.80%					8.05%	9.77%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			19.16%		10.87%					8.12%	9.82%
Performance Inception Date		May 18, 2012
American Funds Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			18.22%		9.99%				7.04%
Performance Inception Date		Aug. 29, 2014
American Funds Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			18.93%		10.70%			8.82%
Performance Inception Date		Nov. 20, 2015
American Funds Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%					12.03%	14.04%
American Funds Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		7.08%					3.83%	6.15%
American Funds Growth and Income Portfolio | Bloomberg Global Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.72%		(0.32%)					0.38%	0.35%
American Funds Moderate Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.33%		7.39%					6.09%	7.70%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			9.82%		7.86%					6.29%	7.87%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			9.88%		7.95%	5.95%
Performance Inception Date		Jul. 13, 2018
American Funds Moderate Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			12.01%		7.87%					6.08%	7.69%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			11.89%		7.81%					6.26%	7.83%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			13.50%		8.38%					6.42%	7.94%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			13.79%		8.63%					6.68%	8.21%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			14.07%		8.90%					6.96%	8.49%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.23%		7.78%					5.95%
American Funds Moderate Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.64%		6.87%					5.41%
American Funds Moderate Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			14.13%		9.01%		7.79%
Performance Inception Date		Jan. 27, 2017
American Funds Moderate Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			13.99%		8.86%					6.89%	8.43%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			14.03%	7.53%
Performance Inception Date		Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			14.07%	7.58%
Performance Inception Date		Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			14.18%	7.62%
Performance Inception Date		Oct. 30, 2020
American Funds Moderate Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			12.98%		7.84%					5.89%	7.43%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			12.96%		7.85%					5.90%	7.44%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			13.45%		8.32%					6.37%	7.90%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			13.81%		8.65%					6.70%	8.23%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			14.12%		8.95%					7.00%	8.54%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			14.17%		9.02%					7.06%	8.59%
Performance Inception Date		May 18, 2012
American Funds Moderate Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			13.30%		8.14%				6.12%
Performance Inception Date		Aug. 29, 2014
American Funds Moderate Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			14.04%		8.84%			7.39%
Performance Inception Date		Nov. 20, 2015
American Funds Moderate Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%					12.03%	14.04%
American Funds Moderate Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		7.08%					3.83%	6.15%
American Funds Moderate Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%					1.81%	1.57%
American Funds Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.22%		5.44%					4.82%	5.88%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			5.56%		5.91%					5.00%	6.04%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			5.79%		6.00%	4.74%
Performance Inception Date		Jul. 13, 2018
American Funds Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			7.64%		5.90%					4.81%	5.88%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			7.66%		5.86%					4.99%	6.02%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			9.20%		6.41%					5.14%	6.13%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.45%		6.63%					5.39%	6.39%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.72%		6.92%					5.67%	6.66%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.93%		5.31%					4.24%
American Funds Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.14%		4.99%					4.06%
American Funds Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.85%		7.02%		6.00%
Performance Inception Date		Jan. 27, 2017
American Funds Conservative Growth and Income Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			9.65%		6.89%					5.61%	6.61%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.67%	6.98%
Performance Inception Date		Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			9.70%	7.02%
Performance Inception Date		Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			9.76%	7.07%
Performance Inception Date		Oct. 30, 2020
American Funds Conservative Growth and Income Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			8.67%		5.88%					4.62%	5.63%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			8.64%		5.89%					4.63%	5.63%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			9.11%		6.36%					5.09%	6.09%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			9.48%		6.68%					5.41%	6.42%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			9.77%		6.97%					5.71%	6.71%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			9.82%		7.02%					5.78%	6.76%
Performance Inception Date		May 18, 2012
American Funds Conservative Growth and Income Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			8.98%		6.18%				4.75%
Performance Inception Date		Aug. 29, 2014
American Funds Conservative Growth and Income Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			9.72%		6.88%			6.22%
Performance Inception Date		Nov. 20, 2015
American Funds Conservative Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%					12.03%	14.04%
American Funds Conservative Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		7.08%					3.83%	6.15%
American Funds Conservative Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%					1.81%	1.57%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			7.51%		6.22%					5.88%	6.87%
Performance Inception Date		May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			9.95%		6.29%					5.69%	6.70%
Performance Inception Date		May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			11.77%		7.01%					6.27%	7.22%
Performance Inception Date		May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			11.97%		7.28%					6.55%	7.49%
Performance Inception Date		May 18, 2012
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.23%		6.48%					5.50%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.34%		5.79%					5.02%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			12.09%		7.40%		6.82%
Performance Inception Date		Jan. 27, 2017
American Funds Tax-Aware Conservative Growth and Income Portfolio | S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.29%		15.69%					12.03%	14.04%
American Funds Tax-Aware Conservative Growth and Income Portfolio | MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.62%		7.08%					3.83%	6.15%
American Funds Tax-Aware Conservative Growth and Income Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.53%		1.10%					1.81%	1.57%
American Funds Preservation Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.57%		0.81%					0.97%	0.84%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent			1.48%		0.81%					0.94%	0.81%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class ABLE-A
Prospectus [Line Items]
Average Annual Return, Percent			1.66%		0.91%	1.09%
Performance Inception Date		Jul. 13, 2018
American Funds Preservation Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.35%		0.59%					0.65%	0.57%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent			2.40%		0.56%					0.81%	0.71%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent			3.96%		1.09%					0.97%	0.81%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			4.18%		1.31%					1.22%	1.07%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.46%		1.58%					1.48%	1.33%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.98%		0.62%					0.69%
American Funds Preservation Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.62%		0.81%					0.79%
American Funds Preservation Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			4.47%		1.69%		1.56%
Performance Inception Date		Jan. 27, 2017
American Funds Preservation Portfolio | Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent			4.26%		1.52%					1.41%	1.26%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.49%	(0.49%)
Performance Inception Date		Oct. 30, 2020
American Funds Preservation Portfolio | Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent			4.51%	(0.46%)
Performance Inception Date		Oct. 30, 2020
American Funds Preservation Portfolio | Class ABLE-F-2
Prospectus [Line Items]
Average Annual Return, Percent			4.47%	(0.34%)
Performance Inception Date		Oct. 30, 2020
American Funds Preservation Portfolio | Class R-1
Prospectus [Line Items]
Average Annual Return, Percent			3.50%		0.57%					0.47%	0.34%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-2
Prospectus [Line Items]
Average Annual Return, Percent			3.39%		0.59%					0.47%	0.33%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-3
Prospectus [Line Items]
Average Annual Return, Percent			3.93%		1.05%					0.93%	0.78%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-4
Prospectus [Line Items]
Average Annual Return, Percent			4.24%		1.35%					1.25%	1.10%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-5
Prospectus [Line Items]
Average Annual Return, Percent			4.53%		1.63%					1.53%	1.38%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-6
Prospectus [Line Items]
Average Annual Return, Percent			4.58%		1.68%					1.59%	1.42%
Performance Inception Date		May 18, 2012
American Funds Preservation Portfolio | Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent			3.62%		0.84%				0.73%
Performance Inception Date		Aug. 29, 2014
American Funds Preservation Portfolio | Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent			4.30%		1.51%			1.40%
Performance Inception Date		Nov. 20, 2015
American Funds Preservation Portfolio | Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%		1.10%					1.81%	1.57%
American Funds Preservation Portfolio | Bloomberg 1-5 Year U.S. Government/Credit A+ Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.65%		1.36%					1.29%	1.21%
American Funds Tax-Exempt Preservation Portfolio | Class A
Prospectus [Line Items]
Average Annual Return, Percent			1.06%		0.81%					1.39%	1.30%
Performance Inception Date		May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			1.89%		0.63%					1.07%	1.03%
Performance Inception Date		May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-1
Prospectus [Line Items]
Average Annual Return, Percent			3.58%		1.27%					1.63%	1.52%
Performance Inception Date		May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-2
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		1.56%					1.90%	1.79%
Performance Inception Date		May 18, 2012
American Funds Tax-Exempt Preservation Portfolio | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		1.53%					1.89%
American Funds Tax-Exempt Preservation Portfolio | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.22%		1.56%					1.93%
American Funds Tax-Exempt Preservation Portfolio | Class F-3
Prospectus [Line Items]
Average Annual Return, Percent			3.98%		1.66%		1.74%
Performance Inception Date		Jan. 27, 2017
American Funds Tax-Exempt Preservation Portfolio | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		6.40%		2.25%					3.03%	2.63%
American Funds Tax-Exempt Preservation Portfolio | Bloomberg Municipal Bond 1-7 Year Blend Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		4.08%		1.67%					1.72%	1.62%

[1]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg 1-5 Year U.S. Government/Credit A+ Index (the “Previous Primary Benchmark”) to the Bloomberg U.S. Aggregate Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.
[2]	Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Bond 1-7 Year Blend Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.